SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)
Number of operating segments	4	4
Total revenue	¥ 42,069,270	$ 5,763,466	¥ 45,256,672
Automation product and software
Total revenue	20,923,759	2,866,543	17,552,892
Equipment, accessories and others
Total revenue	15,684,480	2,148,765	17,867,404
Oilfield environmental protection
Total revenue	2,721,894	372,898	8,053,696
Platform Outsourcing Services
Total revenue	¥ 2,739,137	$ 375,260	¥ 1,782,680